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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



		Investment Company Act file number 811-08657


                          Pioneer Equity Income Fund
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Dorothy E. Bourassa, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  October 31


Date of reporting period:  November 1, 2003 through April 30, 2004


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO SHAREOWNERS.

  PIONEER
                            -----------------------
                                     EQUITY
                                     INCOME
                                      FUND

                                   Semiannual
                                     Report

                                     4/30/04

                                 [LOGO] PIONEER
                                        Investments(R)

Table of Contents
--------------------------------------------------------------------------------

Letter to Shareowners                                1
Portfolio Summary                                    2
Performance Update                                   3
Portfolio Management Discussion                      8
Schedule of Investments                             12
Financial Statements                                19
Notes to Financial Statements                       28
The Pioneer Family of Mutual Funds                  34
Trustees, Officers and Service Providers            35
Programs and Services for Pioneer Shareowners       36

Pioneer Equity Income Fund
--------------------------------------------------------------------------------
LETTER TO SHAREOWNERS 4/30/04
--------------------------------------------------------------------------------

Dear Shareowner,
--------------------------------------------------------------------------------
Last year's stock market rally carried over into early 2004 but ran out of steam as investors reassessed the dramatic rise in stock valuations. The technology-rich NASDAQ Composite Index, having risen the fastest, was the first to feel pressure; the Dow Jones Industrial Average and Standard & Poor's 500 soon gave up some gains as well. Heading into April, these major indicators were little changed from year-end levels but well ahead of where they stood a year ago.

In general terms, smaller companies outperformed large companies, and emerging markets outpaced developed countries, as both benefited from weakness in the U.S. dollar. Corporate bonds, here and overseas, recorded strong gains. U.S. Treasury issues also performed well, as the Federal Reserve Board signaled that it was in no hurry to raise interest rates, given the mixed economic data it was seeing.

Those mixed economic reports were also responsible for the stock market's sluggishness. While corporate profits expanded at a healthy rate, unemployment remained high and consumer confidence dropped sharply in February. Increased productivity, a company's ability to produce more goods or services for each hour worked, was a major factor in the disappointing pace of job creation. However, jobs data improved markedly in March when the government reported U.S. employers had added over 300,000 jobs, the largest figure in years; at the same time, January and February numbers were revised upward. Payroll expansion reached into most sectors, while employment held steady in manufacturing after a long period of declines. The markets reacted positively to the jobs report. We believe that renewed hiring means companies are optimistic about the outlook for profits in the months ahead. In fact, many businesses are building up inventories in expectation of increased product demand.

The key drivers of the expansion, low interest rates and reduced federal income taxes, remain in place. Consequently, we think the U.S. economy retains impressive growth potential through the rest of this year. An expanding economy could have implications for the way your portfolio is balanced, so an appointment with your professional financial advisor may well be in order.

More growth choices from Pioneer

When you talk to your advisor, ask to hear about the Pioneer Oak Ridge and Pioneer Papp Funds. These six additions to our product lineup are designed to broaden your opportunities to pursue growth. Please consider each fund's investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other information about each fund and should be read carefully before you invest or send money. To obtain a prospectus and for other information on any Pioneer fund, contact your financial advisor, call 1-800-225-6292 or visit our web site at www.pioneerfunds.com.

Respectfully,

/s/ Osbert M. Hood

Osbert M. Hood, President
Pioneer Investment Management, Inc.

Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

Pioneer Equity Income Fund
--------------------------------------------------------------------------------
PORTFOLIO SUMMARY 4/30/04
--------------------------------------------------------------------------------

Portfolio Diversification
--------------------------------------------------------------------------------
(As a percentage of total investment portfolio)

[The following table was depicted as a pie chart in the printed material.]

U.S. Common Stocks                                     95.9%
Temporary Cash Investments                              2.2%
U.S. Convertible Securities                             1.9%


Sector Distribution
--------------------------------------------------------------------------------
(As a percentage of total investment in securities)

[The following table was depicted as a pie chart in the printed material.]

Financials                      23.2%
Utilities                       15.5%
Energy                          12.3%
Consumer Discretionary          10.7%
Industrials                      9.3%
Health Care                      8.0%
Telecommunication Services       7.7%
Consumer Staples                 5.3%
Materials                        4.9%
Information Technology           3.1%


10 Largest Holdings
--------------------------------------------------------------------------------
(As a percentage of total investment in securities)*

  1.    ChevronTexaco Corp.             4.51%      6.    T. Rowe Price Associates, Inc.    2.50%
  2.    ConocoPhillips                  3.97       7.    Charter One Financial, Inc.       2.43
  3.    PACCAR, Inc.                    3.76       8.    SBC Communications, Inc.          2.10
  4.    Exxon Mobil Corp.               3.27       9.    Cedar Fair, L.P.                  2.01
  5.    Constellation Energy Group      2.97      10.    KeySpan Energy Corp.              2.00

*This list excludes money market and derivative investments. Fund holdings will vary for other periods.

Pioneer Equity Income Fund
--------------------------------------------------------------------------------
PERFORMANCE UPDATE 4/30/04                                        CLASS A SHARES
--------------------------------------------------------------------------------

Share Prices and Distributions
--------------------------------------------------------------------------------

Net Asset Value
per Share        4/30/04   10/31/03
                 $25.30    $23.57

                          Net
Distributions per Share   Investment   Short-Term      Long-Term
(11/1/03 - 4/30/04)       Income       Capital Gains   Capital Gains
                          $0.2296      $  -            $  -

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Equity Income Fund at public offering price, compared to that of the Russell 1000 Value Index.

Average Annual Total Returns
(As of April 30, 2004)

             Net Asset    Public Offering
Period         Value          Price*
10 Years       10.03%          9.38%
5 Years         1.12          -0.07
1 Year         23.82          16.71

     All returns reflect reinvestment of distributions at net asset value.

* Reflects deduction of the maximum 5.75% sales charge at the beginning of the period.

[The following table was depicted as a line chart in the printed material.]

Value of $10,000 Investment

               Pioneer Equity           Russell 1000
                Income Fund*            Value Index
4/94                9,425                  10,000
                    9,680                  10,268
10/95              11,568                  12,805
                   13,365                  15,844
10/97              17,427                  21,101
                   20,684                  24,232
10/99              23,013                  28,238
                   24,602                  29,796
10/01              22,336                  26,261
                   19,518                  23,630
                   22,619                  29,034
4/04               24,503                  31,402

     Data shown represents past performance. Past performance does not guarantee future results. Assumes reinvestment of all distributions at net asset value. Investment return and principal value fluctuate, and shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance shown. For performance data that is current to the most recent month-end, please call 1-800-225-6292 or visit our web site www.pioneerfunds.com.

     The performance table and graph do not reflect the deduction of taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

     The Russell 1000 Value Index is a measure of the performance of the value-oriented stocks in the Russell 1000 Index. Index returns assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in any Index.

Pioneer Equity Income Fund
--------------------------------------------------------------------------------
PERFORMANCE UPDATE 4/30/04                                        CLASS B SHARES
--------------------------------------------------------------------------------

Share Prices and Distributions
--------------------------------------------------------------------------------

Net Asset Value
per Share        4/30/04   10/31/03
                 $25.15    $23.42

                          Net
Distributions per Share   Investment   Short-Term      Long-Term
(11/1/03 - 4/30/04)       Income       Capital Gains   Capital Gains
                          $0.1179      $  -            $  -

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Equity Income Fund, compared to that of the Russell 1000 Value Index.

Average Annual Total Returns
(As of April 30, 2004)
                If          If
Period         Held      Redeemed*
10 Years       9.19%       9.19%
5 Years        0.31        0.14
1 Year        22.78       18.78


     All returns reflect reinvestment of distributions at net asset value.

* Reflects deduction of the maximum applicable contingent deferred sales charge (CDSC) at the end of the period. The maximum CDSC of 4% declines to zero over six years.


[The following table was depicted as a line chart in the printed material.]

Value of $10,000 Investment+

               Pioneer Equity           Russell 1000
                Income Fund*            Value Index
4/94              10,000                   10,000
                  10,242                   10,268
10/95             12,151                   12,805
                  13,938                   15,844
10/97             18,028                   21,101
                  21,243                   24,232
10/99             23,459                   28,238
                  24,875                   29,796
10/01             22,413                   26,261
                  19,424                   23,630
                  22,319                   29,034
4/04              24,081                   31,402

     Data shown represents past performance. Past performance does not guarantee future results. Assumes reinvestment of all distributions at net asset value. Investment return and principal value fluctuate, and shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance shown. For performance data that is current to the most recent month-end, please call 1-800-225-6292 or visit our web site www.pioneerfunds.com.

     The performance table and graph do not reflect the deduction of taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

+ Index comparison begins on 4/30/94. The Russell 1000 Value Index is a measure of the performance of the value-oriented stocks in the Russell 1000 Index. Index returns assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in any Index.

Pioneer Equity Income Fund
--------------------------------------------------------------------------------
PERFORMANCE UPDATE 4/30/04                                        CLASS C SHARES
--------------------------------------------------------------------------------

Share Prices and Distributions
--------------------------------------------------------------------------------

Net Asset Value
per Share        4/30/04   10/31/03
                 $25.08    $23.37

                          Net
Distributions per Share   Investment   Short-Term      Long-Term
(11/1/03 - 4/30/04)       Income       Capital Gains   Capital Gains
                          $0.1343      $  -            $  -

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Equity Income Fund at public offering price, compared to that of the Russell 1000 Value Index.

Average Annual Total Returns
(As of April 30, 2004)
                      If           If
Period               Held       Redeemed*
Life-of-Class
(1/31/96)            7.48%        7.48%
5 Years              0.25         0.25
1 Year              22.81        22.81

     All returns reflect reinvestment of distributions at net asset value.

* The performance of Class C shares does not reflect the 1% front-end sales charge in effect prior to February 1, 2004. If you paid a 1% sales charge, your returns would be lower than those shown above. Class C shares held for less than 1 year are subject to a 1% contingent deferred sales charge.

[The following table was depicted as a line chart in the printed material.]

Value of $10,000 Investment+

               Pioneer Equity           Russell 1000
                Income Fund*            Value Index
1/96              10,000                   10,000
                  10,534                   11,142
10/97             13,622                   14,839
                  16,047                   17,040
10/99             17,708                   19,857
                  18,761                   20,953
10/01             16,882                   18,467
                  14,626                   16,617
                  16,810                   20,416
4/04              18,138                   22,080

     Data shown represents past performance. Past performance does not guarantee future results. Assumes reinvestment of all distributions at net asset value. Investment return and principal value fluctuate, and shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance shown. For performance data that is current to the most recent month-end, please call 1-800-225-6292 or visit our web site www.pioneerfunds.com.

     The performance table and graph do not reflect the deduction of taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

     The Russell 1000 Value Index is a measure of the performance of the value-oriented stocks in the Russell 1000 Index. Index returns assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in any Index.

Pioneer Equity Income Fund
--------------------------------------------------------------------------------
PERFORMANCE UPDATE 4/30/04                                        CLASS R SHARES
--------------------------------------------------------------------------------

Share Prices and Distributions
--------------------------------------------------------------------------------

Net Asset Value
per Share        4/30/04   10/31/03
                 $25.45    $23.71

                          Net
Distributions per Share   Investment   Short-Term      Long-Term
(11/1/03 - 4/30/04)       Income       Capital Gains   Capital Gains
                          $0.2193      $  -            $  -

 Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Equity Income Fund at public offering price, compared to that of the Russell 1000 Value Index.


Average Annual Total Returns+
(As of April 30, 2004)
                If          If
Period         Held      Redeemed*
10 Years       9.59%       9.59%
5 Years        0.82        0.82
1 Year        23.72       23.72


     All returns reflect reinvestment of distributions at net asset value.

* Reflects deduction of a 1% CDSC. Shares sold within 18 months of purchase may be subject to the CDSC.


[The following table was depicted as a line chart in the printed material.]

Value of $10,000 Investment

               Pioneer Equity           Russell 1000
                Income Fund*            Value Index
4/94              10,000                   10,000
                  10,251                   10,268
10/95             12,189                   12,805
                  14,012                   15,844
10/97             18,177                   21,101
                  21,466                   24,232
10/99             23,761                   28,238
                  25,275                   29,796
10/01             22,835                   26,261
                  19,855                   23,630
                  23,084                   29,034
4/04              24,995                   31,402


     Data shown represents past performance. Past performance does not guarantee future results. Assumes reinvestment of all distributions at net asset value. Investment return and principal value fluctuate, and shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance shown. For performance data that is current to the most recent month-end, please call 1-800-225-6292 or visit our web site www.pioneerfunds.com.

     The performance table and graph do not reflect the deduction of taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

+ The performance of Class R shares for the period prior to the commencement of operations of Class R shares on April 1, 2003 is based on the performance of Class A shares, reduced to reflect the higher distribution and service fees of Class R shares. For the period after April 1, 2003, the actual performance of Class R shares is reflected, which performance may be influenced by the smaller asset size of Class R shares compared to Class A shares.

     The Russell 1000 Value Index is a measure of the performance of the value-oriented stocks in the Russell 1000 Index. Index returns assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in any Index.

Pioneer Equity Income Fund
--------------------------------------------------------------------------------
PERFORMANCE UPDATE 4/30/04                                        CLASS Y SHARES
--------------------------------------------------------------------------------

Share Prices and Distributions
--------------------------------------------------------------------------------

Net Asset Value
per Share        4/30/04   10/31/03
                 $25.40    $23.65


                          Net
Distributions per Share   Investment   Short-Term      Long-Term
(11/1/03 - 4/30/04)       Income       Capital Gains   Capital Gains
                          $0.2766      $  -            $  -

 Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Equity Income Fund, compared to that of the Russell 1000 Value Index.

Average Annual Total Returns*
(As of April 30, 2004)
                      If          If
Period               Held      Redeemed*
Life-of-Class
(7/2/98)             3.07%       3.07%
5 Years              1.55        1.55
1 Year              24.39       24.39

*    All returns reflect reinvestment of distributions at net asset value.

[The following table was depicted as a line chart in the printed material.]

Value of $10,000 Investment+

               Pioneer Equity           Russell 1000
                Income Fund*            Value Index

7/98              10,000                   10,000
                  10,167                    9,698
10/99             11,354                   11,301
                  12,187                   11,925
10/01             11,103                   10,510
                   9,744                    9,457
                  11,347                   11,620
4/04              12,322                   12,567


     Data shown represents past performance. Past performance does not guarantee future results. Assumes reinvestment of all distributions at net asset value. Investment return and principal value fluctuate, and shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance shown. For performance data that is current to the most recent month-end, please call 1-800-225-6292 or visit our web site www.pioneerfunds.com.

     The performance table and graph do not reflect the deduction of taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

+ Index comparison begins 7/31/98. The Russell 1000 Value Index is a measure of the performance of the value-oriented stocks in the Russell 1000 Index. Index returns assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in any Index.

Pioneer Equity Income Fund
--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT DISCUSSION 4/30/04
--------------------------------------------------------------------------------

In the following discussion, John Carey, portfolio manager of Pioneer Equity Income Fund reviews the economic environment and the Fund's performance over the past six months.


Q: Please summarize the performance of the Fund over the six months ended April 30, 2004.


A: Pioneer Equity Income Fund showed positive returns for the six months ended April 30, 2004. The total return on Class A shares, which assumes reinvestment of all income and capital-gains distributions, was 8.33% at net asset value. That compared favorably with the 8.15% total return on the Russell 1000 Value Index and the 6.27% total return on the Standard & Poor's 500 Index. Also by comparison, the average fund in the Lipper Analytical Services equity-income category returned 7.56%. So, it was a successful period for the Fund in both absolute and relative terms.

    In analyzing the performance of the Fund during the period, we find that the strategy we had followed for some time with respect to the financial sector finally paid off. We were underweight the sector relative to the Russell 1000 Value Index due to our expectations that a rising interest-rate environment could be difficult for financial companies. We had also avoided some of the popular "money-center" banks that we felt might be particularly susceptible to swings in the bond and stock markets. Sure enough, through April 30 the financials were underperforming the rest of the market, vindicating our underweight position; and the worst affected stocks in the sector included some in which we had not invested.

    The sector providing the next largest amount of positive performance attribution for the Fund was the industrial sector. Our holdings in the steel industry, Timken and Roanoke Electric Steel, were standouts. Energy was the third biggest contributor. We were overweight in the sector, which in fact was the strongest performing part of the Russell Index in the period, and we chose stocks that did even better than the average stock in the sector, including ConocoPhillips and ChevronTexaco.

    Weak spots for the portfolio included consumer staples and telecommunications services. In both cases we did not own any shares of one of the top performers in the sectors, Altria Group in

Pioneer Equity Income Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

    consumer staples and AT&T Wireless in telecommunications. In the former case, we have maintained a policy, from the inception of the Fund in 1990, of not buying shares in any tobacco companies; in the case of AT&T Wireless, which appreciated significantly because it received an acquisition offer, we require holdings in the Fund to pay dividends, and that company did not pay one. Otherwise, in information technology, our shares of Diebold declined due to problems with voting machines made by the company.

    Overall, though, it was a good period for the Fund, and we are pleased to make this report to you.

Q:  What changes have you made to the portfolio since October 31?

A: It was an active six months for the Fund, with nine additions to the portfolio and eight deletions. Moderately increasing our exposure to energy, we purchased shares of Occidental Petroleum, potentially a beneficiary of the improved relations with Libya, where the company has historic business connections. Enlarging our investment in materials, we bought stock in Valspar, a maker of coatings and other specialty-chemical products. J.C. Penney appears to be improving in its department-store retailing operations, and the other attraction to us was the company's interest in selling its lagging Eckerd drugstore operations. Clorox, the well-known supplier of household cleaning and bleach products, is responding to improved management. Other new entries included: Pfizer, the major pharmaceutical company; U.S. Bancorp, a successful regional bank headquartered in Minneapolis; Automatic Data Processing, leader in payroll services and other computerized transaction processing; Hewlett-Packard, profitable manufacturer of laser and inkjet printers and printer cartridges for computers; and Equitable Resources, a Pittsburgh-based natural-gas utility.

    Liquidations from the portfolio encompassed stocks that had done well and reached, in our minds, full value, including Deere, Illinois Tool Works, Tribune, Veeco Instruments convertible debentures, and Merrill Lynch; stocks where we had revised our longer term strategic outlook and decided to make substitutions, including Norfolk Southern and Equity Office Properties; and one case of a security that the company bought back from shareholders for cash, the Union Pacific convertible preferreds.

Pioneer Equity Income Fund
--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT DISCUSSION 4/30/04                              (continued)
--------------------------------------------------------------------------------

Q:  What is the general prospect for dividend-paying stocks?

A: About three-quarters of the stocks in the Standard & Poor's 500 Index pay dividends, so dividend-paying companies are not exactly an endangered species. The federal tax-law changes of 2003 made dividends more attractive to many people by reducing the maximum federal rate on qualified dividends to 15%. While some companies appear to have responded by placing more emphasis on dividend payments, we cannot tell how many of the recent increases in dividends by companies have been just the normal increases one would have seen in any case, during an economic (and corporate-profits) upturn. It remains a powerful alternative for companies thinking about what to do with their money to reinvest in their business rather than paying out more in dividends. In Pioneer Equity Income Fund, we have always aimed to strike a balance, by investing in companies paying dividends as part of a well-conceived financial strategy, including not only dividend payments but also capital expenditures, additions to working capital, prudent share repurchases, and strategic acquisitions. We think that the prospects are always bright for companies with the management discipline to pay dividends over many years, and at rising rates, while also providing for the growth of their business.

Q:  What is your outlook?

A: In our October 31, 2003 letter to shareholders, we described some of the crosscurrents in the market. While we noted the strong, upward trend in corporate earnings, we also sounded a note of caution about high stock-market valuation levels and the international situation. Since then, investors have also focused on high commodities prices, especially the price of oil, prospective increases in interest rates, and the domestic political uncertainties of our presidential election year. It is at the moment a real tussle between the bulls and the bears, that is, between the optimists and the pessimists on the market. From one day to the next, as a result, the market is finding it difficult to make headway.

    How long this "backing and filling" will last is anyone's guess. It may be that we need resolution on some of the broader, especially international, issues troubling investors. Or it may be that the market is merely going through a normal sorting out after

Pioneer Equity Income Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

    the very pronounced burst of performance last year; once that is through, we think stocks will resume their upward move. A lot probably does hinge on interest rates, although the historical data on that score is hard to interpret, with some recent commentators even pointing out that the market has often in the past gone higher as rates have risen. Everything in moderation, perhaps. In any event, we intend to keep looking for good investments for your portfolio. Thank you for your continued support.

Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

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Pioneer Equity Income Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 4/30/04 (unaudited)
--------------------------------------------------------------------------------

Principal
Amount                                                                    Value
             CONVERTIBLE PREFERRED STOCKS - 1.9%
             Automobiles & Components - 1.2%
             Automobile Manufacturers - 1.2%
$ 10,000     General Motors Corp., Series B, 5.25%, 3/6/32          $   251,250
 175,000     Ford Capital Trust, 6.5%, 1/15/32                        9,835,000
                                                                    -----------
                                                                    $10,086,250
                                                                    -----------
             Total Automobiles & Components                         $10,086,250
                                                                    -----------
             Software & Services - 0.7%
             Data Processing & Outsourced Services - 0.7%
 320,000     Electronic Data Corp., 7.625%, 8/17/04                 $ 5,440,000
                                                                    -----------
             Total Software & Services                              $ 5,440,000
                                                                    -----------
             TOTAL CONVERTIBLE PREFERRED STOCKS
             (Cost $23,629,078)                                     $15,526,250
                                                                    -----------
             CONVERTIBLE CORPORATE BONDS - 0.1%
             Retailing - 0.1%
             Apparel Retail - 0.1%
 800,000     Gap, Inc., 5.75%, 3/15/09                              $ 1,153,000
                                                                    -----------
             Total Retailing                                        $ 1,153,000
                                                                    -----------
             TOTAL CONVERTIBLE CORPORATE BONDS
             (Cost $800,000)                                        $ 1,153,000
                                                                    -----------

Shares
              COMMON STOCKS - 97.9%
              Energy - 12.3%
              Integrated Oil & Gas - 12.3%
 405,700      ChevronTexaco Corp.                                  $ 37,121,550
 458,780      ConocoPhillips                                         32,711,013
 633,878      Exxon Mobil Corp.                                      26,971,509
 100,000      Occidental Petroleum Corp.                              4,720,000
                                                                   ------------
                                                                   $101,524,072
                                                                   ------------
              Total Energy                                         $101,524,072
                                                                   ------------
              Materials - 4.9%
              Commodity Chemicals - 1.8%
 200,000      Air Products & Chemicals, Inc.                       $  9,962,000
 105,232      E.I. du Pont de Nemours and Co.                         4,519,714
                                                                   ------------
                                                                   $ 14,481,714
                                                                   ------------


   The accompanying notes are an integral part of these financial statements.

12
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--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Shares                                                                    Value
              Construction Materials - 0.6%
 100,000      Vulcan Materials Co. (c)                             $  4,624,000
                                                                   ------------
              Diversified Chemicals - 0.7%
 100,000      PPG Industries, Inc.                                 $  5,931,000
                                                                   ------------
              Paper Products - 0.7%
 230,000      Meadwestvaco Corp.                                   $  6,014,500
                                                                   ------------
              Specialty Chemicals - 0.3%
  50,000      Valspar Corp.                                        $  2,482,500
                                                                   ------------
              Steel - 0.8%
 513,705      Roanoke Electric Steel Corp.                         $  6,960,703
                                                                   ------------
              Total Materials                                      $ 40,494,417
                                                                   ------------
              Capital Goods - 8.8%
              Aerospace & Defense - 2.6%
 125,000      Boeing Co.                                           $  5,336,250
 168,700      General Dynamics Corp.                                 15,793,694
                                                                   ------------
                                                                   $ 21,129,944
                                                                   ------------
              Electrical Components & Equipment - 1.3%
 175,000      Emerson Electric Co.                                 $ 10,538,500
                                                                   ------------
              Industrial Conglomerates - 2.4%
 235,600      Johnson Controls, Inc.                               $ 12,925,016
  85,000      United Technologies Corp.                               7,332,100
                                                                   ------------
                                                                   $ 20,257,116
                                                                   ------------
              Industrial Machinery - 2.5%
 505,957      Gorman-Rupp Co.+                                     $ 13,306,669
 350,000      The Timken Co.                                          7,721,000
                                                                   ------------
                                                                   $ 21,027,669
                                                                   ------------
              Total Capital Goods                                  $ 72,953,229
                                                                   ------------
              Transportation - 0.4%
              Railroads - 0.4%
 105,000      Burlington Northern, Inc.                            $  3,433,500
                                                                   ------------
              Total Transportation                                 $  3,433,500
                                                                   ------------
              Automobiles & Components - 3.8%
              Automobile Manufacturers - 3.8%
 548,625      PACCAR, Inc.                                         $ 30,975,368
                                                                   ------------
              Total Automobiles & Components                       $ 30,975,368
                                                                   ------------

   The accompanying notes are an integral part of these financial statements.

                                                                              13
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Pioneer Equity Income Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 4/30/04 (unaudited)                          (continued)
--------------------------------------------------------------------------------

Shares                                                                    Value
              Media - 3.5%
              Movies & Entertainment - 2.0%
 531,200      Cedar Fair, L.P. (c)                                 $ 16,530,944
                                                                   ------------
              Publishing - 1.5%
 160,000      McGraw-Hill Co., Inc.                                $ 12,617,600
                                                                   ------------
              Total Media                                          $ 29,148,544
                                                                   ------------
              Retailing - 2.0%
              Department Stores - 1.3%
 100,000      J.C. Penney Co., Inc.                                $  3,386,000
 241,000      May Department Stores Co.                               7,422,800
                                                                   ------------
                                                                   $ 10,808,800
                                                                   ------------
              General Merchandise Stores - 0.7%
 140,000      Sears, Roebuck and Co. (c)                           $  5,607,000
                                                                   ------------
              Total Retailing                                      $ 16,415,800
                                                                   ------------
              Food, Beverage & Tobacco - 4.5%
              Packaged Foods & Meats - 3.4%
 430,000      Campbell Soup Co.                                    $ 11,880,900
  86,000      General Mills, Inc.                                     4,192,500
 216,250      H.J. Heinz Co., Inc.                                    8,258,588
 184,000      Sara Lee Corp.                                          4,246,720
                                                                   ------------
                                                                   $ 28,578,708
                                                                   ------------
              Soft Drinks - 1.1%
  50,000      The Coca-Cola Co.                                    $  2,528,500
 116,300      PepsiCo, Inc.                                           6,337,187
                                                                   ------------
                                                                   $  8,865,687
                                                                   ------------
              Total Food, Beverage & Tobacco                       $ 37,444,395
                                                                   ------------
              Household & Personal Products - 0.8%
              Household Products - 0.8%
  50,000      Clorox Co.                                           $  2,589,000
  66,000      Colgate-Palmolive Co.                                   3,820,080
                                                                   ------------
                                                                   $  6,409,080
                                                                   ------------
              Total Household & Personal Products                  $  6,409,080
                                                                   ------------
              Health Care Equipment & Services - 4.3%
              Health Care Distributors - 3.3%
 356,600      Abbott Laboratories                                  $ 15,697,532
 210,000      Johnson & Johnson Co.                                  11,346,300
                                                                   ------------
                                                                   $ 27,043,832
                                                                   ------------

   The accompanying notes are an integral part of these financial statements.

14
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Pioneer Equity Income Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Shares                                                                    Value
              Health Care Equipment - 1.0%
  88,000      Becton, Dickinson & Co.                              $  4,448,400
 100,000      Biomet, Inc.                                            3,950,000
                                                                   ------------
                                                                   $  8,398,400
                                                                   ------------
              Total Health Care Equipment & Services               $ 35,442,232
                                                                   ------------
              Pharmaceuticals & Biotechnology - 3.7%
              Pharmaceuticals - 3.7%
 200,000      Eli Lilly & Co.                                      $ 14,762,000
 290,400      Merck & Co., Inc.                                      13,648,800
  60,000      Pfizer, Inc.                                            2,145,600
                                                                   ------------
                                                                   $ 30,556,400
                                                                   ------------
              Total Pharmaceuticals & Biotechnology                $ 30,556,400
                                                                   ------------
              Banks - 13.2%
              Diversified Banks - 5.7%
 150,000      Bank of America Corp.                                $ 12,073,500
 600,000      Charter One Financial, Inc.                            20,022,000
 100,000      U.S. Bancorp                                            2,564,000
 215,662      Wells Fargo & Co.                                      12,176,277
                                                                   ------------
                                                                   $ 46,835,777
                                                                   ------------
              Regional Banks - 5.8%
 250,000      First Horizon National Corp.*                        $ 10,990,000
 334,000      National City Corp.                                    11,579,780
 329,400      SouthTrust Corp.                                       10,237,752
 225,000      SunTrust Banks, Inc.                                   15,311,250
                                                                   ------------
                                                                   $ 48,118,782
                                                                   ------------
              Thrifts & Mortgage Finance - 1.7%
 355,000      Washington Mutual, Inc.                              $ 13,983,450
                                                                   ------------
              Total Banks                                          $108,938,009
                                                                   ------------
              Diversified Financials - 4.2%
              Asset Management & Custody Banks - 3.4%
 208,000      Eaton Vance Corp.                                    $  7,594,080
 402,000      T. Rowe Price Associates, Inc.                         20,614,560
                                                                   ------------
                                                                   $ 28,208,640
                                                                   ------------
              Investment Banking & Brokerage - 0.8%
 175,000      A.G. Edwards, Inc.                                   $  6,403,250
                                                                   ------------
              Total Diversified Financials                         $ 34,611,890
                                                                   ------------

   The accompanying notes are an integral part of these financial statements.

Pioneer Equity Income Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 4/30/04 (unaudited)                          (continued)
--------------------------------------------------------------------------------

Shares                                                                    Value
              Insurance - 4.6%
              Property & Casualty Insurance - 4.6%
 205,100      Chubb Corp.                                          $ 14,151,900
 280,000      Safeco Corp.                                           12,261,200
 277,800      The St. Paul Travelers Companies, Inc.*                11,298,126
                                                                   ------------
                                                                   $ 37,711,226
                                                                   ------------
              Total Insurance                                      $ 37,711,226
                                                                   ------------
              Real Estate - 1.2%
              Real Estate Investment Trusts - 1.2%
 200,000      Simon DeBartolo Group, Inc.                          $  9,642,000
                                                                   ------------
              Total Real Estate                                    $  9,642,000
                                                                   ------------
              Software & Services - 0.8%
              Application Software - 0.3%
 100,000      Microsoft Corp.                                      $  2,597,000
                                                                   ------------
              Data Processing & Outsourced Services - 0.5%
 100,000      Automatic Data Processing, Inc.                      $  4,381,000
                                                                   ------------
              Total Software & Services                            $  6,978,000
                                                                   ------------
              Technology Hardware & Equipment - 1.6%
              Computer Hardware - 1.6%
 177,550      Diebold, Inc.                                        $  8,183,280
 150,000      Hewlett-Packard Co.                                     2,955,000
  20,000      IBM Corp.                                               1,763,400
                                                                   ------------
                                                                   $ 12,901,680
                                                                   ------------
              Total Technology Hardware & Equipment                $ 12,901,680
                                                                   ------------
              Telecommunication Services - 7.7%
              Integrated Telecommunication Services - 7.7%
 184,585      Alltel Corp.                                         $  9,292,009
 680,000      AT&T Corp. (c)                                         11,662,000
 396,400      BellSouth Corp.                                        10,231,084
 694,669      SBC Communications, Inc.                               17,297,257
 400,000      Verizon Communications, Inc.                           15,096,000
                                                                   ------------
                                                                   $ 63,578,350
                                                                   ------------
              Total Telecommunication Services                     $ 63,578,350
                                                                   ------------

   The accompanying notes are an integral part of these financial statements.

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--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Shares                                                                    Value
                Utilities - 15.6%
                Electric Utilities - 9.8%
   235,400      American Electric Power Co., Inc.                  $  7,165,576
   175,000      Consolidated Edison, Inc.                             7,211,750
   636,500      Constellation Energy Group                           24,492,520
   120,000      FPL Group, Inc.                                       7,634,400
   384,400      Great Plains Energy, Inc. (c)                        11,997,124
   190,000      NSTAR                                                 9,196,000
   440,000      Southern Co.                                         12,654,400
                                                                   ------------
                                                                   $ 80,351,770
                                                                   ------------
                Gas Utilities - 4.6%
   454,700      KeySpan Energy Corp.                               $ 16,437,404
   446,600      Questar Corp.                                        15,840,902
   237,933      Vectren Corp.                                         5,746,082
                                                                   ------------
                                                                   $ 38,024,388
                                                                   ------------
                Multi-Utilities & Unregulated Power - 0.5%
    80,000      Equitable Resources, Inc.*                         $  3,759,200
                                                                   ------------
                Water Utilities - 0.7%
   275,625      Aqua America, Inc.                                 $  5,636,532
                                                                   ------------
                Total Utilities                                    $127,771,890
                                                                   ------------
                TOTAL COMMON STOCKS
                (Cost $600,061,453)                                $806,930,082
                                                                   ------------
                TEMPORARY CASH INVESTMENT - 2.2%
                Security Lending Collateral - 2.2%
18,154,200      Securities Lending Investment Fund, 1.02%          $ 18,154,200
                                                                   ------------
                TOTAL TEMPORARY CASH INVESTMENT
                (Cost $18,154,200)                                 $ 18,154,200
                                                                   ------------
                TOTAL INVESTMENT IN SECURITIES - 102.1%
                (Cost $642,644,731)(a)(b)                          $841,763,532
                                                                   ------------
                OTHER ASSETS AND LIABILITIES - (2.1)%              $(16,996,584)
                                                                   ------------
                TOTAL NET ASSETS - 100.0%                          $824,766,948
                                                                   ============

   The accompanying notes are an integral part of these financial statements.

Pioneer Equity Income Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 4/30/04 (unaudited)                          (continued)
--------------------------------------------------------------------------------

+ Investment held by the Fund representing 5% or more of the outstanding voting stock of such company.

*    Non-income producing security.

(a) At April 30, 2004, the net unrealized gain on investments based on cost for federal income tax purposes of $637,547,861 was as follows:

     Aggregate gross unrealized gain for all investments in which
     there is an excess of value over tax cost                     $223,419,204

     Aggregate gross unrealized loss for all investments in which
     there is an excess of tax cost over value                      (19,203,533)
                                                                   ------------
     Net unrealized gain                                           $204,215,671
                                                                   ============

(b) At October 31, 2003, the Fund had a net capital loss carryforward of $21,059,152 which will expire in 2010, if not utilized.

(c)  At April 30, 2004, the following securities were out on loan:


Shares                      Description                         Market Value
646,000                     AT&T Corp.                           $11,078,900
 25,000                     Cedar Fair, L.P.                         778,000
    200                     Great Plains Energy, Inc.                  6,242
131,600                     Sears, Roebuck and Co.                 5,270,580
  6,750                     Vulcan Materials Co.                     312,120
                                                                 -----------
                            Total                                $17,445,842
                                                                 ===========

Purchases and sales of securities (excluding temporary cash investments) for the six months ended April 30, 2004 aggregated $86,050,736 and $58,327,481, respectively.

   The accompanying notes are an integral part of these financial statements.

Pioneer Equity Income Fund
--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES 4/30/04 (unaudited)
--------------------------------------------------------------------------------

ASSETS:
  Investment in securities of unaffiliated issuers, at value
   (including securities loaned of $17,445,842)
   (cost $634,738,232)                                             $828,456,863
  Investment in securities of affiliated issuers, at value
   (cost $7,906,499)                                                 13,306,669
                                                                   ------------
     Total investment in securities, at value
       (cost $642,644,731)                                         $841,763,532
  Cash                                                                  105,976
  Receivables -
   Fund shares sold                                                     716,636
   Dividends, interest and foreign taxes withheld                     2,346,886
  Other                                                                   3,949
                                                                   ------------
     Total assets                                                  $844,936,979
                                                                   ------------
LIABILITIES:
  Payables -
   Fund shares repurchased                                         $    983,771
   Upon return of securities loaned                                  18,154,200
  Due to affiliates                                                     929,380
  Accrued expenses                                                      102,680
                                                                   ------------
     Total liabilities                                             $ 20,170,031
                                                                   ------------
NET ASSETS:
  Paid-in capital                                                  $629,541,695
  Accumulated net investment income                                   6,289,245
  Accumulated net realized loss on investments                      (10,182,793)
  Net unrealized gain on investments                                199,118,801
                                                                   ------------
     Total net assets                                              $824,766,948
                                                                   ============
NET ASSET VALUE PER SHARE:
(No par value, unlimited number of shares authorized)
  Class A (based on $551,760,574/21,808,040 shares)                $      25.30
                                                                   ============
  Class B (based on $163,092,923/6,485,808 shares)                 $      25.15
                                                                   ============
  Class C (based on $99,978,174/3,986,200 shares)                  $      25.08
                                                                   ============
  Class R (based on $1,455,757/57,201 shares)                      $      25.45
                                                                   ============
  Class Y (based on $8,479,520/333,881 shares)                     $      25.40
                                                                   ============
MAXIMUM OFFERING PRICE:
  Class A ($25.30 [divided by] 94.25%)                             $      26.84
                                                                   ============
  Class C ($25.08 [divided by] 99.00%)                             $      25.33
                                                                   ============

   The accompanying notes are an integral part of these financial statements.

Pioneer Equity Income Fund
--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS (unaudited)
--------------------------------------------------------------------------------
For the Six Months Ended 4/30/04

INVESTMENT INCOME:
Dividends (including income from affiliated issuers
  of $172,025)                                             $12,852,380
  Interest                                                      84,078
  Income from securities loaned, net                             5,739
                                                            ----------
     Total investment income                                                  $12,942,197
                                                                              -----------
EXPENSES:
  Management fees                                          $ 2,438,079
  Transfer agent fees
   Class A                                                     501,851
   Class B                                                     281,845
   Class C                                                     129,603
   Class R                                                         113
   Class Y                                                          94
  Distribution fees
   Class A                                                     670,301
   Class B                                                     868,999
   Class C                                                     473,417
   Class R                                                       3,049
  Administrative fees                                           85,375
  Custodian fees                                                20,620
  Registration fees                                             85,270
  Professional fees                                             11,223
  Printing                                                     (51,538)
  Fees and expenses of nonaffiliated trustees                    7,272
  Miscellaneous                                                  7,892
                                                            ----------
     Total expenses                                                           $ 5,533,465
     Less fees paid indirectly                                                     (6,073)
                                                                              -----------
     Net expenses                                                             $ 5,527,392
                                                                              -----------
       Net investment income                                                  $ 7,414,805
                                                                              -----------
REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
  Net realized gain on investments                                            $10,876,359
                                                                              -----------
  Change in net unrealized gain on investments                                $44,083,993
                                                                              -----------
   Net gain on investments                                                    $54,960,352
                                                                              -----------
   Net increase in net assets resulting from operations                       $62,375,157
                                                                              ===========

   The accompanying notes are an integral part of these financial statements.

Pioneer Equity Income Fund
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
For the Six Months Ended 4/30/04 and the Year Ended 10/31/03

                                                           Six Months
                                                              Ended
                                                             4/30/04            Year Ended
                                                           (unaudited)           10/31/03
FROM OPERATIONS:
Net investment income                                     $  7,414,805        $  12,937,620
Net realized gain on investments                            10,876,359           10,051,456
Change in net unrealized gain on investments                44,083,993           74,072,740
                                                          ------------        -------------
   Net increase in net assets resulting from
     operations                                           $ 62,375,157        $  97,061,816
                                                          ------------        -------------
DISTRIBUTIONS TO SHAREOWNERS:
Net investment income:
  Class A ($0.23 and $0.48 per share, respectively)       $ (4,885,996)       $  (9,674,061)
  Class B ($0.12 and $0.30 per share, respectively)           (834,519)          (2,357,374)
  Class C ($0.13 and $0.31 per share, respectively)           (511,380)            (794,271)
  Class R ($0.22 and $0.22 per share, respectively)            (10,295)                  (8)
  Class Y ($0.28 and $0.57 per share, respectively)            (75,314)             (94,823)
                                                          ------------        -------------
   Total distributions to shareowners                     $ (6,317,504)       $ (12,920,537)
                                                          ------------        -------------
FROM FUND SHARE TRANSACTIONS:
Net proceeds from sale of shares                          $114,359,771        $ 207,349,923
Reinvestment of distributions                                5,300,641           11,091,391
Cost of shares repurchased                                (111,611,524)        (171,554,173)
                                                          ------------        -------------
   Net increase in net assets resulting from fund
     share transactions                                   $  8,048,888        $  46,887,141
                                                          ------------        -------------
   Net increase in net assets                             $ 64,106,541        $ 131,028,420
NET ASSETS:
Beginning of period                                        760,660,407          629,631,987
                                                          ------------        -------------
End of period (including accumulated net invest-
  ment income of $6,289,245 and $5,191,944
  respectively)                                           $824,766,948        $ 760,660,407
                                                          ============        =============


   The accompanying notes are an integral part of these financial statements.

Pioneer Equity Income Fund
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS                                  (continued)
--------------------------------------------------------------------------------
For the Six Months Ended 4/30/04 and the Year Ended 10/31/03

                                     '04 Shares        '04 Amount
                                    (unaudited)        (unaudited)     '03 Shares       '03 Amount
CLASS A
Shares sold                           2,747,791     $ 69,179,472        5,644,025      $122,023,366
Reinvestment of distributions           171,098        4,270,104          398,147         8,548,876
Less shares repurchased              (2,379,923)     (59,670,854)      (4,465,589)      (94,953,674)
                                     ----------     ------------       ----------      ------------
   Net increase                         538,966     $ 13,778,722        1,576,583      $ 35,618,568
                                     ==========     ============       ==========      ============
CLASS B
Shares sold                             730,755     $ 18,302,597        1,586,012      $ 34,548,323
Reinvestment of distributions            27,666          686,114           93,929         1,992,008
Less shares repurchased              (1,542,082)     (38,868,067)      (2,843,895)      (60,772,852)
                                     ----------     ------------       ----------      ------------
   Net decrease                        (783,661)    $(19,879,356)      (1,163,954)     $(24,232,521)
                                     ==========     ============       ==========      ============
CLASS C
Shares sold                             930,478     $ 23,145,204        2,165,681      $ 47,543,081
Reinvestment of distributions            12,883          318,995           23,341           499,891
Less shares repurchased                (507,599)     (12,694,566)        (718,383)      (15,300,896)
                                     ----------     ------------       ----------      ------------
   Net increase                         435,762     $ 10,769,633        1,470,639      $ 32,742,076
                                     ==========     ============       ==========      ============
CLASS R (a)
Shares sold                              20,373     $    518,057           46,311      $  1,088,556
Reinvestment of distributions               402           10,109                -                 3
Less shares repurchased                  (9,885)        (238,439)               -                (9)
                                     ----------     ------------       ----------      ------------
   Net increase                          10,890     $    289,727           46,311      $  1,088,550
                                     ==========     ============       ==========      ============
CLASS Y
Shares sold                             126,587     $  3,214,441           98,343      $  2,146,597
Reinvestment of distributions               616           15,319            2,346            50,613
Less shares repurchased                  (5,447)        (139,598)         (24,898)         (526,742)
                                     ----------     ------------       ----------      ------------
   Net increase                         121,756     $  3,090,162           75,791      $  1,670,468
                                     ==========     ============       ==========      ============

(a) Class R shares were first publicly offered on April 1, 2003.

   The accompanying notes are an integral part of these financial statements.

Pioneer Equity Income Fund
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                          Six Months
                                                            Ended
                                                           4/30/04       Year Ended  Year Ended   Year Ended  Year Ended  Year Ended
CLASS A                                                  (unaudited)      10/31/03    10/31/02     10/31/01    10/31/00    10/31/99
Net asset value, beginning of period                       $  23.57       $  20.80    $  24.28    $  29.55     $  29.97   $  28.10
                                                           --------       --------    --------    --------     --------   --------
Net increase (decrease) from investment operations:
 Net investment income                                     $   0.26       $   0.47    $   0.49    $   0.47     $   0.58   $   0.48
 Net realized and unrealized gain (loss) on investments        1.70           2.78       (3.50)      (2.97)        1.28       2.62
                                                           --------       --------    --------    --------     --------   --------
  Net increase (decrease) from investment operations       $   1.96       $   3.25    $  (3.01)   $  (2.50)    $   1.86   $   3.10
Distributions to shareowners:
 Net investment income                                        (0.23)         (0.48)      (0.47)      (0.45)       (0.52)     (0.47)
 Net realized gain                                                -              -           -       (2.29)       (1.76)     (0.76)
 Tax return of capital                                            -              -           -       (0.03)           -          -
                                                           --------       --------    --------    --------     --------   --------
Net increase (decrease) in net asset value                 $   1.73       $   2.77    $  (3.48)   $  (5.27)    $  (0.42)  $   1.87
                                                           --------       --------    --------    --------     --------   --------
Net asset value, end of period                             $  25.30       $  23.57    $  20.80    $  24.28     $  29.55   $  29.97
                                                           ========       ========    ========    ========     ========   ========
Total return*                                                  8.33%         15.89%     (12.62)%     (9.21)%       6.90%     11.26%
Ratio of net expenses to average net assets+                   1.08%**(a)     1.17%       1.11%       1.08%        1.11%      1.09%
Ratio of net investment income to average net assets+          2.10%**(a)     2.24%       2.06%       1.77%        1.95%      1.62%
Portfolio turnover rate                                          15%**          15%         10%         15%          14%        23%
Net assets, end of period (in thousands)                   $551,761       $501,283    $409,553    $464,792     $539,602   $661,598
Ratios with reduction for fees paid indirectly:
 Net expenses                                                  1.08%**(a)     1.17%       1.10%       1.06%        1.08%      1.07%
 Net investment income                                         2.10%**(a)     2.24%       2.07%       1.79%        1.98%      1.64%

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charges. Total return would be reduced if sales charges were taken into account.
**   Annualized
+    Ratios with no reduction for fees paid indirectly.
(a) In the absence of the negative printing fees in the statement of operations, which relates to a change in estimate for printing fees in the period ended October 31, 2003, the gross expense ratio and net investment income ratio to average net assets would have been 1.09% and 2.09%, respectively.

   The accompanying notes are an integral part of these financial statements.

Pioneer Equity Income Fund
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                         Six Months
                                                           Ended
                                                          4/30/04        Year Ended  Year Ended  Year Ended  Year Ended  Year Ended
CLASS B                                                 (unaudited)       10/31/03    10/31/02    10/31/01    10/31/00    10/31/99
Net asset value, beginning of period                      $  23.42        $  20.67    $  24.14   $  29.37     $  29.78   $  27.91
                                                          --------        --------    --------   --------     --------   --------
Net increase (decrease) from investment operations:
 Net investment income                                    $   0.18        $   0.32    $   0.31   $   0.25     $   0.35   $   0.25
 Net realized and unrealized gain (loss) on investments       1.67            2.73       (3.50)     (2.93)        1.28       2.61
                                                          --------        --------    --------   --------     --------   --------
  Net increase (decrease) from investment operations      $   1.85        $   3.05    $  (3.19)  $  (2.68)    $   1.63   $   2.86
Distributions to shareowners:
 Net investment income                                       (0.12)          (0.30)      (0.28)     (0.23)       (0.28)     (0.23)
 Net realized gain                                               -               -           -      (2.29)       (1.76)     (0.76)
 Tax return of capital                                           -               -           -      (0.03)           -          -
                                                          --------        --------    --------   --------     --------   --------
Net increase (decrease) in net asset value                $   1.73        $   2.75    $  (3.47)  $  (5.23)    $  (0.41)  $   1.87
                                                          --------        --------    --------   --------     --------   --------
Net asset value, end of period                            $  25.15        $  23.42    $  20.67   $  24.14     $  29.37   $  29.78
                                                          ========        ========    ========   ========     ========   ========
Total return*                                                 7.90%          14.90%     (13.34)%    (9.90)%       6.04%     10.43%
Ratio of net expenses to average net assets+                  1.96%**(a)      2.02%       1.91%      1.87%        1.91%      1.87%
Ratio of net investment income to average net assets+         1.24%**(a)      1.41%       1.25%      0.98%        1.15%      0.84%
Portfolio turnover rate                                         15%**           15%         10%        15%          14%        23%
Net assets, end of period (in thousands)                  $163,093        $170,283    $174,334   $230,268     $257,999   $328,360
Ratios with reduction for fees paid indirectly:
 Net expenses                                                 1.96%**(a)      2.02%       1.90%      1.85%        1.89%      1.85%
 Net investment income                                        1.24%**(a)      1.41%       1.26%      1.00%        1.17%      0.86%

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
**   Annualized
+    Ratios with no reduction for fees paid indirectly.
(a) In the absence of the negative printing fees in the statement of operations, which relates to a change in estimate for printing fees in the period ended October 31, 2003, the gross expense ratio and net investment income ratio to average net assets would have been 1.97% and 1.23%, respectively.

   The accompanying notes are an integral part of these financial statements.

Pioneer Equity Income Fund
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                         Six Months
                                                           Ended
                                                          4/30/04      Year Ended  Year Ended   Year Ended   Year Ended   Year Ended
CLASS C                                                 (unaudited)     10/31/03    10/31/02     10/31/01     10/31/00     10/31/99
Net asset value, beginning of period                      $ 23.37        $ 20.63     $ 24.08      $ 29.32      $ 29.75      $ 27.88
                                                          -------        -------     -------      -------      -------      -------
Net increase (decrease) from investment operations:
 Net investment income                                    $  0.14        $  0.24     $  0.26      $  0.21      $  0.30      $  0.22
 Net realized and unrealized gain (loss) on investments      1.70           2.81       (3.45)       (2.92)        1.30         2.62
                                                          -------        -------     -------      -------      -------      -------
  Net increase (decrease) from investment operations      $  1.84        $  3.05     $ (3.19)     $ (2.71)     $  1.60      $  2.84
Distributions to shareowners:
 Net investment income                                      (0.13)         (0.31)      (0.26)       (0.21)       (0.27)       (0.21)
 Net realized gain                                              -              -           -        (2.29)       (1.76)       (0.76)
 Tax return of capital                                          -              -           -        (0.03)           -            -
                                                          -------        -------     -------      -------      -------      -------
Net increase (decrease) in net asset value                $  1.71        $  2.74     $ (3.45)     $ (5.24)     $ (0.43)     $  1.87
                                                          -------        -------     -------      -------      -------      -------
Net asset value, end of period                            $ 25.08        $ 23.37     $ 20.63      $ 24.08      $ 29.32      $ 29.75
                                                          =======        =======     =======      =======      =======      =======
Total return*                                                7.90%         14.93%     (13.37)%     (10.02)%       5.94%       10.35%
Ratio of net expenses to average net assets+                 1.92%**(a)     2.00%       1.99%        1.98%        2.02%        1.97%
Ratio of net investment income to average net assets+        1.26%**(a)     1.36%       1.19%        0.84%        1.05%        0.74%
Portfolio turnover rate                                        15%**          15%         10%          15%          14%          23%
Net assets, end of period (in thousands)                  $99,978        $82,979     $42,903      $37,618      $32,050      $41,320
Ratios with reduction for fees paid indirectly:
 Net expenses                                                1.92%**(a)     2.00%       1.98%        1.96%        1.98%        1.94%
 Net investment income                                       1.26%**(a)     1.36%       1.20%        0.86%        1.09%        0.77%

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charges. Total return would be reduced if sales charges were taken into account.
**   Annualized
+    Ratios with no reduction for fees paid indirectly.
(a) In the absence of the negative printing fees in the statement of operations, which relates to a change in estimate for printing fees in the period ended October 31, 2003, the gross expense ratio and net investment income ratio to average net assets would have been 1.93% and 1.25%, respectively.

   The accompanying notes are an integral part of these financial statements.

Pioneer Equity Income Fund
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                              Six Months
                                                                Ended            4/1/03 (a)
                                                               4/30/04               to
                                                             (unaudited)          10/31/03
CLASS R
Net asset value, beginning of period                            $23.71             $19.97
                                                                ------             ------
Net increase from investment operations:
  Net investment income                                         $ 0.22             $ 0.23
  Net realized and unrealized gain on investments                 1.74               3.73
                                                                ------             ------
   Net increase from investment operations                      $ 1.96             $ 3.96
Distributions to shareowners:
  Net investment income                                          (0.22)             (0.22)
                                                                ------             ------
Net increase in net asset value                                 $ 1.74             $ 3.74
                                                                ------             ------
Net asset value, end of period                                  $25.45             $23.71
                                                                ======             ======
Total return*                                                     8.28%             19.87%
Ratio of net expenses to average net assets+                      1.16%**(b)         1.21%**
Ratio of net investment income to average net assets+             2.02%**(b)         0.97%**
Portfolio turnover rate                                             15%**              15%
Net assets, end of period (in thousands)                        $1,456             $1,098
Ratios with reduction for fees paid indirectly:
  Net expenses                                                    1.16%**(b)         1.21%**
  Net investment income                                           2.02%**(b)         0.97%**

(a)  Class R shares were first publically offered on April 1, 2003.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, and the complete redemption of the investment at net asset value at the end of each period.
**   Annualized.
+    Ratios with no reduction for fees paid indirectly.
(b) In the absence of the negative printing fees in the statement of operations, which relates to a change in estimate for printing fees in the period ended October 31, 2003, the gross expense ratio and net investment income ratio to average net assets would have been 1.17% and 2.01%, respectively.


   The accompanying notes are an integral part of these financial statements.
26

Pioneer Equity Income Fund
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                          Six Months
                                                            Ended
                                                           4/30/04       Year Ended  Year Ended  Year Ended  Year Ended  Year Ended
CLASS Y                                                  (unaudited)      10/31/03    10/31/02    10/31/01    10/31/00    10/31/99
Net asset value, beginning of period                        $23.65        $ 20.85       $24.33     $29.59      $30.00      $28.13
                                                            ------        -------       ------     ------      ------      ------
Net increase (decrease) from investment operations:
 Net investment income                                      $ 0.21        $  0.52       $ 0.55     $ 0.55      $ 0.70      $ 0.59
 Net realized and unrealized gain (loss) on investments       1.82           2.85        (3.46)     (2.97)       1.27        2.62
                                                            ------        -------       ------     ------      ------      ------
  Net increase (decrease) from investment operations        $ 2.03        $  3.37       $(2.91)    $(2.42)     $ 1.97      $ 3.21
Distributions to shareowners:
 Net investment income                                       (0.28)         (0.57)       (0.57)     (0.52)      (0.62)      (0.58)
 Net realized gain                                               -              -            -      (2.29)      (1.76)      (0.76)
 Tax return of capital                                           -              -            -      (0.03)          -           -
                                                            ------        -------       ------     ------      ------      ------
Net increase (decrease) in net asset value                  $ 1.75        $  2.80       $(3.48)    $(5.26)     $(0.41)     $ 1.87
                                                            ------        -------       ------     ------      ------      ------
Net asset value, end of period                              $25.40        $ 23.65       $20.85     $24.33      $29.59      $30.00
                                                            ======        =======       ======     ======      ======      ======
Total return*                                                 8.59%         16.45%      (12.24)%    (8.89)%      7.33%      11.67%
Ratio of net expenses to average net assets+                  0.64%**(a)     0.71%        0.69%      0.66%       0.70%       0.70%
Ratio of net investment income to average net assets+         2.51%**(a)     2.66%        2.49%      2.17%       2.37%       2.01%
Portfolio turnover rate                                         15%**          15%          10%        15%         14%         23%
Net assets, end of period (in thousands)                    $8,480        $ 5,017       $2,842     $2,530      $2,669      $3,517
Ratios with reduction for fees paid indirectly:
 Net expenses                                                 0.64%**(a)     0.71%        0.68%      0.64%       0.68%       0.69%
 Net investment income                                        2.51%**(a)     2.66%        2.50%      2.19%       2.39%       2.02%

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions and the complete redemption of the investment at net asset value at the end of each period.
**   Annualized
+    Ratios with no reduction for fees paid indirectly.
(a) In the absence of the negative printing fees in the statement of operations, which relates to a change in estimate for printing fees in the period ended October 31, 2003, the gross expense ratio and net investment income ratio to average net assets would have been 0.65% and 2.50%, respectively.


   The accompanying notes are an integral part of these financial statements.

Pioneer Equity Income Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 4/30/04 (unaudited)
--------------------------------------------------------------------------------

1. Organization and Significant Accounting Policies

Pioneer Equity Income Fund (the Fund) is a Delaware statutory trust registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The investment objectives of the Fund are current income and long-term growth.

The Fund offers five classes of shares - Class A, Class B, Class C, Class R and Class Y shares. Class R shares were first publicly offered April 1, 2003. Each class of shares represents an interest in the same portfolio of investments of the Fund and have equal rights to voting, redemptions, dividends and liquidation, except that each class of shares can bear different transfer agent and distribution fees and have exclusive voting rights with respect to the distribution plans that have been adopted by Class A, Class B, Class C, and Class R shareowners, respectively. There is no distribution plan for Class Y shareowners.

The Fund's financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America that require the management of the Fund to, among other things, make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Fund, which are in conformity with those generally accepted in the investment company industry:

A. Security Valuation

   Security transactions are recorded as of trade date. The net asset value is computed once daily, on each day the New York Stock Exchange is open, as of the close of regular trading on the Exchange. In computing the net asset value, securities are valued at the last sale price on the principal exchange where they are traded. Securities that have not traded on the date of valuation, or securities for which sale prices are not generally reported, are valued at the mean between the last bid and asked prices. Securities for which market quotations are not readily available are valued at their fair values as determined by, or under the direction of, the Board of Trustees. Trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange. The values of such securities used in computing the net

Pioneer Equity Income Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

   asset value of the Fund's shares are determined as of such times. At April 30, 2004, there were no securities fair valued. Dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities where the ex-dividend date may have passed are recorded as soon as the Fund becomes aware of the ex-dividend data in the exercise of reasonable diligence. Dividend and interest income is recorded on the accrual basis, net of unrecoverable foreign taxes withheld at the applicable country rates. Temporary cash investments are valued at amortized cost.

   Gains and losses on sales of investments are calculated on the identified cost method for both financial reporting and federal income tax purposes.

B. Federal Income Taxes

   It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and net realized capital gains, if any, to its shareowners. Therefore, no federal income tax provision is required.

   The amount and characterization of distributions to shareowners for financial reporting purposes is determined in accordance with federal income tax rules. Therefore, the source of the Fund's distributions may be shown in the accompanying financial statements as either from or in excess of net investment income or net realized gain on investment transactions, or from paid-in capital, depending on the type of book/tax differences that may exist.

   The tax character of current year distributions paid will be determined at the end of the current fiscal year. No distributions were paid by the Fund for the fiscal year ended October 31, 2002. The tax character of distributions paid during the year ended October 31, 2003 was as follows:

--------------------------------------------------------------------------------
                                                                     2003
--------------------------------------------------------------------------------
  Distributions paid from:
   Ordinary income                                                $12,920,537
   Long-term capital gain                                                   -
                                                                  -----------
    Total                                                         $12,920,537
                                                                  ===========
--------------------------------------------------------------------------------

Pioneer Equity Income Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 4/30/04 (unaudited)                   (continued)
--------------------------------------------------------------------------------

   The following shows the components of distributable earnings on a federal income tax basis at October 31, 2003.

--------------------------------------------------------------------------------
                                                                    2003
--------------------------------------------------------------------------------
  Undistributed ordinary income                                $     95,074
  Capital loss carryforward                                     (21,059,152)
  Unrealized appreciation                                       160,131,678
                                                               ------------
    Total                                                      $139,167,600
                                                               ============
--------------------------------------------------------------------------------

   The difference between book basis and tax-basis unrealized appreciation is attributable to the tax adjustments on partnership and REIT holdings.

C. Fund Shares

   The Fund records sales and repurchases of its shares as of trade date. Pioneer Funds Distributor, Inc. (PFD), the principal underwriter for the Fund and a wholly owned indirect subsidiary of UniCredito Italiano S.p.A. (UniCredito Italiano) earned approximately $86,779 in underwriting commissions on the sale of Fund shares during the six months ended April 30, 2004.

D. Class Allocations

   Distribution fees are calculated based on the average daily net asset value attributable to Class A, Class B, Class C and Class R shares of the Fund, respectively. Class Y shares are not subject to a distribution plan. Shareowners of each class share all expenses and fees paid to the transfer agent, Pioneer Investment Management Shareholder Services, Inc. (PIMSS), for its services, which are allocated based on the number of accounts in each class and the ratable allocation of related out-of-pocket expenses (see Note
   3). Income, common expenses and realized and unrealized gains and losses are calculated at the Fund level and allocated daily to each class of shares based on the respective percentage of adjusted net assets at the beginning of the day.

   Distributions to shareowners are recorded as of the ex-dividend date. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time, and in the same amount, except that Class A, Class B, Class C, Class R and Class Y shares can bear different transfer agent and distribution fees.

Pioneer Equity Income Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

E. Repurchase Agreements

   With respect to repurchase agreements entered into by the Fund, the value of the underlying securities (collateral), including accrued interest received from counterparties, is required to be at least equal to or in excess of the value of the repurchase agreement at the time of purchase. The collateral for all repurchase agreements is held in safekeeping in the customer-only account of the Fund's custodian, or subcustodians. The Fund's investment adviser, Pioneer Investment Management, Inc. (PIM), is responsible for determining that the value of the collateral remains at least equal to the repurchase price.

F. Securities Lending

   The Fund lends securities in its Portfolio to certain broker-dealers or other institutional investors, with the Fund's custodian acting as the lending agent. When entering into a loan, the Fund receives collateral, which is maintained by the custodian and earns income in the form of negotiated lenders' fees. The Fund also continues to receive interest or dividends on the securities loaned. Gain or loss in the fair value of the loaned securities that may occur during the term of the loan will be for the account of the Fund. The loans are secured by collateral of at least 102%, at all times, of the fair value of the securities loaned. The amount of the collateral will be adjusted daily to reflect any price fluctuation in the value of the loaned securities. The Fund has the right under the lending agreements to recover the securities from the borrower on demand. The Fund invests cash collateral in the Securities Lending Investment Fund, which is managed by Brown Brothers Harriman & Co., the Fund's custodian.

2. Management Agreement

PIM manages the Fund's portfolio and is a wholly owned indirect subsidiary of UniCredito Italiano. PIM receives a basic fee that is calculated at the annual rate of 0.60% of the Fund's average daily net assets up to $10 billion and 0.575% of the excess over $10 billion.

In addition, under the management and administrative agreements, certain other services and costs, including accounting, regulatory reporting and insurance premiums, are paid by the Fund. At April 30, 2004, $437,882 was payable to PIM related to management fees, administrative and certain other services and is included in due to affiliates.

Pioneer Equity Income Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 4/30/04 (unaudited)                   (continued)
--------------------------------------------------------------------------------

3. Transfer Agent

PIMSS, a wholly owned indirect subsidiary of UniCredito Italiano, provides substantially all transfer agent and shareowner services to the Fund at negotiated rates. Included in due to affiliates is $142,903 in transfer agent fees payable to PIMSS at April 30, 2004.

4. Distribution and Service Plans

The Fund adopted a Plan of Distribution for each class of shares, except Class Y (Class A Plan, Class B Plan, Class C Plan, Class R Plan) in accordance with Rule 12b-1 of the Investment Company Act of 1940. Pursuant to the Class A Plan, the Fund pays PFD a service fee of up to 0.25% of the Fund's average daily net assets in reimbursement of its actual expenditures to finance activities primarily intended to result in the sale of Class A shares. On qualifying investments made prior to August 19, 1991, the Class A Plan provides for reimbursement of such expenditures in an amount not to exceed 0.15%. Pursuant to the Class B Plan and the Class C Plan, the Fund pays PFD 1.00% of the average daily net assets attributable to each class of shares. The fee consists of a 0.25% service fee and a 0.75% distribution fee paid as compensation for personal services and/or account maintenance services or distribution services with regard to Class B and Class C shares. Pursuant to the Class R Plan, the Fund pays PFD 0.50% of the average daily net assets attributable to Class R shares for distribution services. Included in due to affiliates is $348,595 in distribution fees payable to PFD at April 30, 2004. The Fund also has adopted a separate service plan for Class R shares (Service Plan). The Service Plan authorizes the Fund to pay securities dealers, plan administrators or other service organizations that agree to provide certain services to retirement plans or plan participants holding shares of the Fund a service fee of up to 0.25% of the Fund's average daily net assets attributable to Class R shares held by such plans.

In addition, redemptions of each class of shares (except Class Y shares) may be subject to a contingent deferred sales charge (CDSC). A CDSC of 1.00% may be imposed on redemptions of certain net asset value purchases of Class A shares within one year of purchase. Class B shares that are redeemed within six years of purchase are subject to a CDSC at declining rates beginning at 4.00%, based on the lower of cost or market value of shares being redeemed. Redemptions of Class C shares within one year of purchase are subject to a CDSC of 1.00%. Redemptions of Class R shares within 18 months of

Pioneer Equity Income Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

purchase may be subject to a CDSC of 1.00%. Proceeds from the CDSCs are paid to PFD. For the six months ended April 30, 2004, CDSCs in the amount of $176,070 were paid to PFD.

5. Expense Offset Arrangements

The Fund has entered into certain expense offset arrangements with PIMSS resulting in a reduction in the Fund's total expenses due to interest earned on cash held by PIMSS. For the six months ending April 30, 2004, the Fund's expenses were reduced by $6,073 under such arrangements.

6. Line Of Credit Facility

The Fund, along with certain others in the Pioneer Family of Funds (the Funds), collectively participate in a $50 million committed, unsecured revolving line of credit facility. Borrowings are used solely for temporary or emergency purposes. The Fund may borrow up to the lesser of $50 million or the limits set by its prospectus for borrowings. Interest on collective borrowings is payable at the Federal Funds Rate plus 1/2% on an annualized basis. The Funds pay an annual commitment fee for this facility. The commitment fee is allocated among such Funds based on their respective borrowing limits. For the six months ended April 30, 2004, the Fund had no borrowings under this agreement.

7. Affiliated Companies

The Fund's investments in certain companies exceed 5% of the outstanding voting stock. Such companies are deemed affiliates of the Fund for financial reporting purposes. The following summarizes transactions with affiliates of the Fund as of April 30, 2004:


------------------------------------------------------------------------------------------------------
                       Beginning    Purchases      Sales        Shares       Dividend
Affiliates               Value       (shares)    (shares)    Outstanding      Income         Value
------------------------------------------------------------------------------------------------------
Gorman-Rupp Co.
(Common Stock)       12,547,734         -           -           505,957      $172,025     $13,306,669
------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
THE PIONEER FAMILY OF MUTUAL FUNDS
--------------------------------------------------------------------------------

Please consider a fund's investment objective, risks, charges and expenses carefully before investing. The prospectus contains this and other information about a fund and should be read carefully before you invest or send money. To obtain a prospectus and for other information on any Pioneer fund, contact your advisor, call 1-800-225-6292 or visit our web site at www.pioneerfunds.com.

U.S. Equity                                  International/Global Equity
Pioneer Fund                                 Pioneer Emerging Markets Fund
Pioneer Balanced Fund                        Pioneer Europe Select Fund
Pioneer Equity Income Fund                   Pioneer Europe Fund
Pioneer Growth Shares                        Pioneer International Equity Fund
Pioneer Mid Cap Growth Fund                  Pioneer International Value Fund
Pioneer Mid Cap Value Fund
Pioneer Oak Ridge Large Cap                  Fixed Income
 Growth Fund                                 Pioneer America Income Trust
Pioneer Oak Ridge Small Cap                  Pioneer Bond Fund
  Growth Fund                                Pioneer Global High Yield Fund
Pioneer Papp America-Pacific                 Pioneer High Yield Fund
  Rim Fund                                   Pioneer Strategic Income Fund
Pioneer Papp Small and Mid Cap               Pioneer Tax Free Income Fund
  Growth Fund
Pioneer Papp Stock Fund
Pioneer Papp Strategic                       Money Market
  Growth Fund                                Pioneer Cash Reserves Fund**
Pioneer Real Estate Shares
Pioneer Research Fund*
Pioneer Small Cap Value Fund
Pioneer Small Company Fund
Pioneer Value Fund


* Name change effective December 11, 2003. Formerly known as Pioneer Core Equity Fund.

** An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

--------------------------------------------------------------------------------
TRUSTEES, OFFICERS AND SERVICE PROVIDERS
--------------------------------------------------------------------------------

Trustees                                 Officers
John F. Cogan, Jr., Chairman             John F. Cogan, Jr., President
Mary K. Bush                             Osbert M. Hood, Executive
Richard H. Egdahl, M.D.                   Vice President
Margaret B.W. Graham                     Vincent Nave, Treasurer
Osbert M. Hood                           Dorothy E. Bourassa, Secretary
Marguerite A. Piret
Stephen K. West
John Winthrop


Investment Adviser
Pioneer Investment Management, Inc.


Custodian
Brown Brothers Harriman & Co.


Principal Underwriter
Pioneer Funds Distributor, Inc.


Legal Counsel
Wilmer Cutler Pickering Hale and Dorr LLP


Shareowner Services and Transfer Agent
Pioneer Investment Management Shareholder Services, Inc.





Proxy Voting Policies and Procedures of the Fund are available without charge, upon request, by calling our toll free number (1-800-225-6292). This information is available at pioneerfunds.com and on the Securities and Exchange Commission's web site at http://www.sec.gov.

--------------------------------------------------------------------------------
PROGRAMS AND SERVICES FOR PIONEER SHAREOWNERS
--------------------------------------------------------------------------------

Your investment professional can give you additional information on Pioneer's programs and services. If you want to order literature on any of the following items directly, simply call Pioneer at 1-8O0-225-6292.

FactFone(SM)
Our automated account information service, available to you 24 hours a day, seven days a week. FactFone gives you a quick and easy way to check fund share prices, yields, dividends and distributions, as well as information about your own account. Simply call 1-800-225-4321. For specific account information, have your 10-digit account number, your three-digit fund number and your four-digit personal identification number at hand.

6-Month Reinstatement Privilege (for Class A and Class B Shares)
Enables you to reinvest all or a portion of the money you redeem from your Pioneer account - without paying a sales charge - within 6 months of your redemption. You have the choice of investing in any Pioneer fund provided the account has the exact same registration and meets the fund's minimum investment requirement. Reinstated accounts may only purchase Class A fund shares.

Investomatic Plan
An easy and convenient way for you to invest on a regular basis. All you need to do is authorize a set amount of money to be moved out of your bank account into the Pioneer fund of your choice. Investomatic also allows you to change the dollar amount, frequency and investment date right over the phone. By putting aside affordable amounts of money regularly, you can build a long-term investment - without sacrificing your current standard of living.

Payroll Investment Program (PIP)
Lets you invest in a Pioneer fund directly through your paycheck. All that's involved is for your employer to fill out an authorization form allowing Pioneer to deduct from participating employees' paychecks. You specify the dollar amount you want to invest into the Pioneer fund(s) of your choice.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Automatic Exchange Program
A simple way to move money from one Pioneer fund to another over a period of time. Just invest a lump sum in one fund, and select the other Pioneer funds you wish to invest in. You choose the amounts and dates for Pioneer to sell shares of your original fund and use the proceeds to buy shares of the other funds you have chosen. Over time, your investment will be shifted out of the original fund. (Automatic Exchange is available for originating accounts with a balance of $5,000 or more.)

Directed Dividends
Lets you invest cash dividends from one Pioneer fund to an account in another Pioneer fund with no sales charge or fee. Simply fill out the applicable information on a Pioneer Account Options Form. (This program is available for dividend payments only; capital gains distributions are not eligible at this time.)

Direct Deposit
Lets you move money into your bank account using electronic funds transfer
(EFT). EFT moves your money faster than you would receive a check, eliminates unnecessary paper and mail, and avoids lost checks. Simply fill out a Pioneer Direct Deposit Form, giving your instructions.

Systematic Withdrawal Plan (SWP)
Lets you establish automatic withdrawals from your account at set intervals. You decide the frequency and the day of the month. Pioneer will send the proceeds by check to the address you designate, or electronically to your bank account. You also can authorize Pioneer to make the redemptions payable to someone else. (SWPs are available for accounts with a value of $10,000 or more.)

--------------------------------------------------------------------------------
HOW TO CONTACT PIONEER
--------------------------------------------------------------------------------

We are pleased to offer a variety of convenient ways for you to contact us for assistance or information.


Call us for:


Account Information, including existing accounts,
new accounts, prospectuses, applications
and service forms                                                1-800-225-6292


FactFone(SM) for automated fund yields, prices,
account information and transactions                             1-800-225-4321


Retirement plans information                                     1-800-622-0176


Telecommunications Device for the Deaf (TDD)                     1-800-225-1997


Write to us:


PIMSS, Inc.
P.O. Box 55014
Boston, Massachusetts 02205-5014


Our toll-free fax                                                1-800-225-4240


Our internet e-mail address                       ask.pioneer@pioneerinvest.com
(for general questions about Pioneer only)



Visit our web site:                                        www.pioneerfunds.com

Please consider the fund's investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other information about the fund and should be read carefully before you invest or send money. To obtain a prospectus and for other information on any Pioneer fund, call 1-800-225-6292 or visit our web site www.pioneerfunds.com.

[LOGO] PIONEER
       Investments(R)

Pioneer Investment Management, Inc.
60 State Street
Boston, Massachusetts 02109
www.pioneerfunds.com


                                                                   15921-00-0604
                                         (C)2004 Pioneer Funds Distributor, Inc.
                                Underwriter of Pioneer mutual funds, Member SIPC

ITEM 2. CODE OF ETHICS.

(a) Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.

The registrant has adopted, as of the end of the period covered by this report, a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer and controller.

(b) For purposes of this Item, the term "code of ethics" means written standards that are reasonably designed to deter wrongdoing and to promote:

        (1) Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

        (2) Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

        (3) Compliance with applicable governmental laws, rules, and regulations;

        (4) The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

        (5) Accountability for adherence to the code.

(c) The registrant must briefly describe the nature of any amendment, during the period covered by the report, to a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item. The registrant must file a copy of any such amendment as an exhibit pursuant to Item 10(a), unless the registrant has elected to satisfy paragraph (f) of this Item by posting its code of ethics on its website pursuant to paragraph (f)(2) of this Item, or by undertaking to provide its code of ethics to any person without charge, upon request, pursuant to paragraph (f)(3) of this Item.

The registrant has made no amendments to the code of ethics during the period covered by this report.

(d) If the registrant has, during the period covered by the report, granted a waiver, including an implicit waiver, from a provision of the code of ethics to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this Item, the registrant must briefly describe the nature of the waiver, the name of the person to whom the waiver was granted, and the date of the waiver.

Not applicable.

(e) If the registrant intends to satisfy the disclosure requirement under paragraph (c) or (d) of this Item regarding an amendment to, or a waiver from, a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item by posting such information on its Internet website, disclose the registrant's Internet address and such intention.

Not applicable.

(f) The registrant must:

        (1) File with the Commission, pursuant to Item 10(a), a copy of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, as an exhibit to its annual report on this Form N-CSR;

        (2) Post the text of such code of ethics on its Internet website and disclose, in its most recent report on this Form N-CSR, its Internet address and the fact that it has posted such code of ethics on its Internet website; or

        (3) Undertake in its most recent report on this Form N-CSR to provide to any person without charge, upon request, a copy of such code of ethics and explain the manner in which such request may be made.
	See Item 10(2)

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a) (1) Disclose that the registrant's board of trustees has determined that the registrant either:

    (i) Has at least one audit committee financial expert serving on its audit committee; or

    (ii) Does not have an audit committee financial expert serving on its audit committee.

The registrant's Board of Trustees has determined that the registrant has at least one audit committee financial expert.

    (2) If the registrant provides the disclosure required by paragraph
(a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is "independent." In order to be considered "independent" for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of trustees, or any other board committee:

    (i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

    (ii) Be an "interested person" of the investment company as defined in
         Section 2(a)(19) of the Act (15 U.S.C. 80a-2(a)(19)).

Ms. Marguerite A. Piret, an independent trustee, is such an audit committee financial expert.

    (3) If the registrant provides the disclosure required by paragraph (a)(1)
(ii) of this Item, it must explain why it does not have an audit committee financial expert.

Not applicable.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Disclose, under the caption AUDIT FEES, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

N/A

(b) Disclose, under the caption AUDIT-RELATED FEES, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

N/A

(c) Disclose, under the caption TAX FEES, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

N/A

(d) Disclose, under the caption ALL OTHER FEES, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through
(c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

N/A

(e) (1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

 PIONEER FUNDS
            APPROVAL OF AUDIT, AUDIT-RELATED, TAX AND OTHER SERVICES
                       PROVIDED BY THE INDEPENDENT AUDITOR

                  SECTION I - POLICY PURPOSE AND APPLICABILITY

The Pioneer Funds recognizes the importance of maintaining the independence of their outside auditors. Maintaining independence is a shared responsibility involving Pioneer Investment Management, Inc ("PIM"), the audit committee and the independent auditors.

The Funds recognizes that a Fund's independent auditors: 1) possess knowledge of the Funds, 2) are able to incorporate certain services into the scope of the audit, thereby avoiding redundant work, cost and disruption of Fund personnel and processes, and 3) have expertise that has value to the Funds. As a result, there are situations where it is desirable to use the Fund's independent auditors for services in addition to the annual audit and where the potential for conflicts of interests are minimal. Consequently, this policy, which is intended to comply with Rule 210.2-01(C)(7), sets forth guidelines and procedures to be followed by the Funds when retaining the independent audit firm to perform audit, audit-related tax and other services under those circumstances, while also maintaining independence.

Approval of a service in accordance with this policy for a Fund shall also constitute approval for any other Fund whose pre-approval is required pursuant to Rule 210.2-01(c)(7)(ii).

In addition to the procedures set forth in this policy, any non-audit services that may be provided consistently with Rule 210.2-01 may be approved by the Audit Committee itself and any pre-approval that may be waived in accordance with Rule 210.2-01(c)(7)(i)(C) is hereby waived.

Selection of a Fund's independent auditors and their compensation shall be determined by the Audit Committee and shall not be subject to this policy.

                               SECTION II - POLICY

---------------- -------------------------------- -------------------------------------------------
SERVICE           SERVICE CATEGORY DESCRIPTION      SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
CATEGORY
---------------- -------------------------------- -------------------------------------------------
I.  AUDIT        Services that are directly       o Accounting research assistance
SERVICES         related to performing the        o SEC consultation, registration
                 independent audit of the Funds     statements, and reporting
                                                  o Tax accrual related matters
                                                  o Implementation of new accounting
                                                    standards
                                                  o Compliance letters (e.g. rating agency
                                                    letters)
                                                  o Regulatory reviews and assistance
                                                    regarding financial matters
                                                  o Semi-annual reviews (if requested)
                                                  o Comfort letters for closed end
                                                    offerings
---------------- -------------------------------- -------------------------------------------------
II.              Services which are not           o AICPA attest and agreed-upon procedures
AUDIT-RELATED    prohibited under Rule            o Technology control assessments
SERVICES         210.2-01(C)(4) (the "Rule")      o Financial reporting control assessments
                 and are related extensions of    o Enterprise security architecture
                 the audit services support the     assessment
                 audit, or use the
                 knowledge/expertise gained
                 from the audit procedures as a
                 foundation to complete the
                 project.  In most cases, if
                 the Audit-Related Services are
                 not performed by the Audit
                 firm, the scope of the Audit
                 Services would likely
                 increase.  The Services are
                 typically well-defined and
                 governed by accounting
                 professional standards (AICPA,
                 SEC, etc.)
---------------- -------------------------------- -------------------------------------------------
 ------------------------------------- ------------------------------------
   AUDIT COMMITTEE APPROVAL POLICY               AUDIT COMMITTEE
                                                REPORTING POLICY
 ------------------------------------- ------------------------------------
 o "One-time" pre-approval             o A summary of all such
   for the audit period for all          services and related fees
   pre-approved specific service         reported at each regularly
   subcategories.  Approval of the       scheduled Audit Committee
   independent auditors as               meeting.
   auditors for a Fund shall
   constitute pre approval for
   these services.
 ------------------------------------- ------------------------------------
 o "One-time" pre-approval             o A summary of all such
   for the fund fiscal year within       services and related fees
   a specified dollar limit              (including comparison to
   for all pre-approved                  specified dollar limits)
   specific service subcategories        reported quarterly.

 o Specific approval is
   needed to exceed the
   pre-approved dollar limit for
   these services (see general
   Audit Committee approval policy
   below for details on obtaining
   specific approvals)

 o Specific approval is
   needed to use the Fund's
   auditors for Audit-Related
   Services not denoted as
   "pre-approved", or
   to add a specific service
   subcategory as "pre-approved"
 ------------------------------------- ------------------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- --------------------------- -----------------------------------------------
   SERVICE CATEGORY          SERVICE CATEGORY        SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
                               DESCRIPTION
----------------------- --------------------------- -----------------------------------------------
III. TAX SERVICES       Services which are not      o Tax planning and support
                        prohibited by the Rule,     o Tax controversy assistance
                        if an officer of the Fund   o Tax compliance, tax returns, excise
                        determines that using the     tax returns and support
                        Fund's auditor to provide   o Tax opinions
                        these services creates
                        significant synergy in
                        the form of efficiency,
                        minimized disruption, or
                        the ability to maintain a
                        desired level of
                        confidentiality.
----------------------- --------------------------- -----------------------------------------------

------------------------------------- -------------------------
  AUDIT COMMITTEE APPROVAL POLICY         AUDIT COMMITTEE
                                          REPORTING POLICY
------------------------------------- -------------------------
------------------------------------- -------------------------
o "One-time" pre-approval             o A summary of
  for the fund fiscal  year             all such services and
  within a specified dollar limit       related fees
  				        (including comparison
  			                to specified dollar
  			                limits) reported
  			                quarterly.

o Specific approval is
  needed to exceed the
  pre-approved dollar limits for
  these services (see general
  Audit Committee approval policy
  below for details on obtaining
  specific approvals)

o Specific approval is
  needed to use the Fund's
  auditors for tax services not
  denoted as pre-approved, or to add a specific
  service subcategory as
  "pre-approved"
------------------------------------- -------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- --------------------------- -----------------------------------------------
   SERVICE CATEGORY          SERVICE CATEGORY        SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
                               DESCRIPTION
----------------------- --------------------------- -----------------------------------------------
IV.  OTHER SERVICES     Services which are not      o Business Risk Management support
                        prohibited by the Rule,     o Other control and regulatory
A. SYNERGISTIC,         if an officer of the Fund     compliance projects
UNIQUE QUALIFICATIONS   determines that using the
                        Fund's auditor to provide
                        these services creates
                        significant synergy in
                        the form of efficiency,
                        minimized disruption,
                        the ability to maintain a
                        desired level of
                        confidentiality, or where
                        the Fund's auditors
                        posses unique or superior
                        qualifications to provide
                        these services, resulting
                        in superior value and
                        results for the Fund.
----------------------- --------------------------- -----------------------------------------------
--------------------------------------- ------------------------
    AUDIT COMMITTEE APPROVAL POLICY         AUDIT COMMITTEE
                                            REPORTING POLICY
------------------------------------- --------------------------
o "One-time" pre-approval             o A summary of
  for the fund fiscal year within       all such services and
  a specified dollar limit              related fees
  			               (including comparison
  			                to specified dollar
  				        limits) reported
                                        quarterly.
o Specific approval is
  needed to exceed the
  pre-approved dollar limits for
  these services (see general
  Audit Committee approval policy
  below for details on obtaining
  specific approvals)

o Specific approval is
  needed to use the Fund's
  auditors for "Synergistic" or
  "Unique Qualifications" Other
  Services not denoted as
  pre-approved to the left, or to
  add a specific service
  subcategory as "pre-approved"
------------------------------------- --------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- ------------------------- -----------------------------------------------
   SERVICE CATEGORY         SERVICE CATEGORY        SPECIFIC PROHIBITED SERVICE SUBCATEGORIES
                              DESCRIPTION
----------------------- ------------------------- -----------------------------------------------
PROHIBITED  SERVICES    Services which result     1. Bookkeeping or other services
                        in the auditors losing       related to the accounting records or
                        independence status          financial statements of the audit
                        under the Rule.              client*
                                                  2. Financial information systems design
                                                     and implementation*
                                                  3. Appraisal or valuation services,
                                                     fairness* opinions, or
                                                     contribution-in-kind reports
                                                  4. Actuarial services (i.e., setting
                                                     actuarial reserves versus actuarial
                                                     audit work)*
                                                  5. Internal audit outsourcing services*
                                                  6. Management functions or human
                                                     resources
                                                  7. Broker or dealer, investment
                                                     advisor, or investment banking services
                                                  8. Legal services and expert services
                                                     unrelated to the audit
                                                  9. Any other service that the Public
                                                     Company Accounting Oversight Board
                                                     determines, by regulation, is
                                                     impermissible
----------------------- ------------------------- -----------------------------------------------
------------------------------------------- ------------------------------
     AUDIT COMMITTEE APPROVAL POLICY               AUDIT COMMITTEE
                                                  REPORTING POLICY
------------------------------------------- ------------------------------
o These services are not to be              o A summary of all
  performed with the exception of the(*)      services and related
  services that may be permitted              fees reported at each
  if they would not be subject to audit       regularly scheduled
  procedures at the audit client (as          Audit Committee meeting
  defined in rule 2-01(f)(4)) level           will serve as continual
  the firm providing the service.             confirmation that has
  				              not provided any
                                              restricted services.
------------------------------------------- ------------------------------

--------------------------------------------------------------------------------
GENERAL AUDIT COMMITTEE APPROVAL POLICY:
o For all projects, the officers of the Funds and the Fund's auditors will each make an assessment to determine that any proposed projects will not impair independence.

o Potential services will be classified into the four non-restricted service categories and the "Approval of Audit, Audit-Related, Tax and Other Services" Policy above will be applied. Any services outside the specific pre-approved service subcategories set forth above must be specifically approved by the Audit Committee.

o At least quarterly, the Audit Committee shall review a report summarizing the services by service category, including fees, provided by the Audit firm as set forth in the above policy.

--------------------------------------------------------------------------------


    (2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

    N/A

(f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

N/A

(g) Disclose the aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

N/A

(h) Disclose whether the registrant's audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

N/A


ITEMS 5-6. [RESERVED]


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company's investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. 80a-2(a)(3)) and the rules thereunder) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company's investment adviser, or any other third party, that the company uses, or that are used on the company's behalf, to determine how to vote proxies relating to portfolio securities.

Not applicable to open-end management investment companies.


ITEM 8. [RESERVED]


ITEM 9. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Act (17 CFR 270.30a-2(c))) based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph.

The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

(b) Disclose whether or not there were significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.


ITEM 10. EXHIBITS.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.



(b) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act
(17 CFR 270.30a-2).

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer Equity Income Fund


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date June 30, 2004


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date June 30, 2004


By (Signature and Title)* /s/ Vincent Nave
Vincent Nave, Treasurer

Date June 30, 2004

* Print the name and title of each signing officer under his or her signature.